Non Refundable transactions and Advances ( details ) (USD $)	Dec. 31, 2012	Jan. 31, 2012	May 01, 2011
Non Refundable fee and advances
Received non refundable transaction fee	$ 250,000	$ 0	$ 250,000
Received advances from ring energy	850,000	0	850,000
Company enterd into promissory note	$ 0	$ 1,000,000	$ 0